Corporate Information - Schedule of Direct or Indirect Interests in Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Mar. 04, 2020 CNY (¥)	Feb. 29, 2020 CNY (¥)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Date of incorporation/establishment	Sep. 13, 2017
Issued and fully paid ordinary share capital/registered capital	¥ 194,000	¥ 162,000			¥ 12,999,997,000	¥ 284,000,000,000
Principal activities	investment holding
Variable Interest Entity
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Principal activities	Distribution of commercial copyrights, sale of musical instruments and provision of services related to music events and performances
Rococo | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Rococo
Description of place and date of incorporation/establishment	British Virgin Islands (“BVI”), limited liability company September 21, 2017
Place of incorporation/establishment	BVI
Date of incorporation/establishment	Sep. 21, 2017
Percentage of ownership/interest/voting rights, directly or indirectly	100.00%	100.00%
Issued and fully paid ordinary share capital/registered capital | $			$ 1
Principal activities	Investment holding
Rosenkavalier | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Rosenkavalier
Place of incorporation/establishment	BVI
Date of incorporation/establishment	Oct. 02, 2019
Percentage of ownership/interest/voting rights, directly or indirectly	100.00%	100.00%
Issued and fully paid ordinary share capital/registered capital | $			100
Principal activities	Investment holding
Gauguin | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Gauguin
Place of incorporation/establishment	Hong Kong
Date of incorporation/establishment	Oct. 06, 2017
Percentage of ownership/interest/voting rights, directly or indirectly	100.00%	100.00%
Issued and fully paid ordinary share capital/registered capital | $				$ 60,000,000
Principal activities	Investment holding
Degas | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Degas
Place of incorporation/establishment	Hong Kong
Date of incorporation/establishment	Nov. 01, 2019
Percentage of ownership/interest/voting rights, directly or indirectly	100.00%	100.00%
Issued and fully paid ordinary share capital/registered capital | $				$ 60,000,000
Principal activities	Investment holding
Kuke International | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Kuke International
Place of incorporation/establishment	PRC
Date of incorporation/establishment	Dec. 14, 2017
Percentage of ownership/interest/voting rights, directly or indirectly	100.00%	100.00%
Issued and fully paid ordinary share capital/registered capital | $			10,000,000
Principal activities	Investment holding
Beijing Lecheng | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Beijing Lecheng
Place of incorporation/establishment	PRC
Date of incorporation/establishment	Nov. 28, 2019
Percentage of ownership/interest/voting rights, directly or indirectly	100.00%	100.00%
Issued and fully paid ordinary share capital/registered capital | $			$ 10,000,000
Principal activities	Investment holding
Beijing Kuke Music | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Beijing Kuke Music Co. Ltd.* (formerly known as Beijing Cathay Orient Information Technology Company Limited) (“Beijing Kuke Music”)
Beijing Kuke Music | Variable Interest Entity
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Beijing Kuke Music
Place of incorporation/establishment	PRC
Date of incorporation/establishment	Feb. 16, 2016
Percentage of ownership/interest/voting rights, directly or indirectly	100.00%	100.00%
Issued and fully paid ordinary share capital/registered capital	¥ 16,213,275
Principal activities	Distribution of commercial copyrights and provision of music education solutions
Naxos China | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Naxos China
Place of incorporation/establishment	PRC
Date of incorporation/establishment	Jan. 25, 2016
Percentage of ownership/interest/voting rights, directly or indirectly	51.00%	51.00%
Issued and fully paid ordinary share capital/registered capital	¥ 2,000,000
Principal activities	Distribution of commercial copyrights
BMF Culture | Variable Interest Entity
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	BMF Culture
Place of incorporation/establishment	PRC
Date of incorporation/establishment	Aug. 26, 2003
Percentage of ownership/interest/voting rights, directly or indirectly	100.00%	100.00%
Issued and fully paid ordinary share capital/registered capital	¥ 19,500,000
Principal activities	Distribution of commercial copyrights, sale of musical instruments and provision of services related to music events and performances
Music Education [Member] | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Beijing Kuke Music Education Technology Co., Ltd.* (“Music Education”)
Description of place and date of incorporation/establishment	PRC, limited liability company April 14, 2021
Place of incorporation/establishment	PRC
Date of incorporation/establishment	Apr. 14, 2021
Percentage of ownership/interest/voting rights, directly or indirectly	100.00%
Issued and fully paid ordinary share capital/registered capital	¥ 10,000,000
Principal activities	Investment holding
Kuke Fangyue [Member] | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Shanghai Kuke Fangyue Education Technology Center LLP* (“Kuke Fangyue”)
Description of place and date of incorporation/establishment	PRC, limited partnership June 24, 2021
Place of incorporation/establishment	PRC
Date of incorporation/establishment	Jun. 24, 2021
Percentage of ownership/interest/voting rights, directly or indirectly	60.00%
Principal activities	Dormant
Kuke Xingkong [Member] | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Shanghai Kuke Xingkong Cultural Media Center LLP* (“Kuke Xingkong”)
Description of place and date of incorporation/establishment	PRC, limited partnership June 25, 2021
Place of incorporation/establishment	PRC
Date of incorporation/establishment	Jun. 25, 2021
Percentage of ownership/interest/voting rights, directly or indirectly	90.00%
Principal activities	Dormant
Kuke Linhui [Member] | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Shanghai Kuke Linhui Education Technology Center LLP* (“Kuke Linhui”)
Description of place and date of incorporation/establishment	PRC, limited partnership July 6, 2021
Place of incorporation/establishment	PRC
Date of incorporation/establishment	Jul. 06, 2021
Percentage of ownership/interest/voting rights, directly or indirectly	90.00%
Principal activities	Dormant
Fuzhou Kuke [Member] | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Fuzhou Kuke Education Technology Co.,Ltd.* (“Fuzhou Kuke”)
Description of place and date of incorporation/establishment	PRC, limited liability company August 17, 2021
Place of incorporation/establishment	PRC
Date of incorporation/establishment	Aug. 17, 2021
Percentage of ownership/interest/voting rights, directly or indirectly	80.00%
Issued and fully paid ordinary share capital/registered capital	¥ 200,000
Principal activities	Dormant
Tianjin Kuke [Member] | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Tianjin Kuke
Description of place and date of incorporation/establishment	PRC, limited liability company August 2, 2021
Place of incorporation/establishment	PRC
Date of incorporation/establishment	Aug. 02, 2021
Percentage of ownership/interest/voting rights, directly or indirectly	96.00%	0.00%
Issued and fully paid ordinary share capital/registered capital	¥ 200,000
Principal activities	Dormant
Shijiazhuang Kuke [Member] | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Shijiazhuang Kuke
Description of place and date of incorporation/establishment	PRC, limited liability company July 22, 2021
Place of incorporation/establishment	PRC
Date of incorporation/establishment	Jul. 22, 2021
Percentage of ownership/interest/voting rights, directly or indirectly	96.00%	0.00%
Issued and fully paid ordinary share capital/registered capital	¥ 400,000
Principal activities	Dormant